Related party transactions - Schedule of Balances with Related Parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Included in amount due to related parties as other payables and accruals (Note 17)
Balances with related parties, included in amount due to related parties as other payables and accruals	¥ 147,221	¥ 3,353
Shenzhen Yuanwanghechu Technology Co., Ltd. [Member]
Included in amount due from related parties (Note 9)
Amount due from related parties	0	1,206
Newlink [Member]
Included in amount due to related parties as other payables and accruals (Note 17)
Balances with related parties, included in amount due to related parties as other payables and accruals	147,005	3,284
Huzhou Zhidianlaile New Energy Technology Co., Ltd. [Member]
Included in amount due to related parties as other payables and accruals (Note 17)
Balances with related parties, included in amount due to related parties as other payables and accruals	¥ 216	¥ 69